SCHEDULE OF SUPPLEMENTAL CASH FLOW AND OTHER INFORMATION RELATED TO LEASES (Details) - Intec Pharma Ltd. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating lease right-of-use assets	$ 817	$ 1,243
Current Operating lease liabilities	596	544
Non-current operating lease liabilities	338	799
Operating cash flows from operating leases (cash paid in thousands)	$ 547	$ 743
Weighted Average Remaining Lease Term (years)	1 year 7 months 2 days	2 years 5 months 5 days
Weighted Average Discount Rate of operating leases	5.40%	5.45%